Subsequent Events (Details Narrative) (10-K)								1 Months Ended	3 Months Ended		12 Months Ended
	May 10, 2018 USD ($) Integer $ / shares shares	Apr. 19, 2018 USD ($) a	Apr. 16, 2018 USD ($) Integer $ / shares shares	Feb. 14, 2018 USD ($) shares	Feb. 05, 2018 USD ($) shares	Jan. 05, 2018 USD ($) shares	Nov. 08, 2017 USD ($) Integer $ / shares shares	Feb. 28, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) a $ / shares shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) a $ / shares shares	Oct. 31, 2017 $ / shares shares
Warrant exercise price | $ / shares									$ 1.10			$ 1.25
Area of land | a									17,640		17,640
Warrant to purchase of common stock												1,936
Class of warrant share									900,000
Warrants exercisable value | $									$ 941,996
YA II PN, Ltd. Advisors Global, LP [Member]
Conversion of common stock									1,788,082
Warrant exercise price | $ / shares							$ 1.10
Warrant term							5 years
Warrant to purchase of common stock							1,137,500
Conversion of principal value | $							$ 1,750,000		$ 1,750,000
Debt instrument of interest accrued | $									$ 38,082
Debt instrument, term							18 months
Debt instrument threshold consecutive trading days | Integer							10
Yorkville Advisors Global LP [Member]
Conversion of common stock											1,788,082
Warrant exercise price | $ / shares							$ 1.10
Warrant term							5 years
Warrant to purchase of common stock							1,137,500
Conversion of principal value | $							$ 1,750,000				$ 1,750,000
Debt instrument of interest accrued | $											$ 38,082
Debt instrument, term							18 months
Debt instrument threshold consecutive trading days | Integer							10
California Facility [Member]
Area of land | a											17,640
Professional Services [Member]
Stock issued during period for services, shares											1,270,000
Lease term											5 years
Warrants [Member]
Conversion of common stock									856,360		1,306,360
Series A Convertible Preferred Stock [Member]
Stock issued during period, value | $											$ 1,437,000
Warrant exercise price | $ / shares											$ 1.10
Regulation D offering [Member]
Stock issued during period, shares									821,538
Stock issued during period, value | $									$ 1,068,000
Mr. Forchic [Member]
Annual salary | $									$ 449,000
Subsequent Event [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Sale of stock price per share | $ / shares									$ 1.00
Subsequent Event [Member] | Yorkville Advisors Global LP [Member]
Conversion of common stock									1,788,082
Conversion of principal value | $									$ 1,750,000
Debt instrument of interest accrued | $									$ 38,082
Subsequent Event [Member] | Standby Equity Distribution Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Stock issued during period, shares	25,000,000
Line of credit facility maximum amount | $			$ 1,000,000
Percentage of lowest volume weighted average price			90.00%
Subsequent Event [Member] | Option Agreement [Member]
Lease term		5 years
Area of land | a		70,000
New facility lease period		5 years
Debt instrument, term		5 years
Net lease charges | $		$ 101,500
Payment to lessor | $		$ 160,000
Subsequent Event [Member] | Acquisition Agreement [Member] | YLK Partners NV, LLC [Member]
Warrant exercise price | $ / shares	$ 0.01
Equity ownership percentage	100.00%
Class of warrant share	5,000,000
Warrant expiring date	May 09, 2023
Subsequent Event [Member] | Acquisition Agreement [Member] | LK Ventures, LLC [Member]
Equity ownership percentage	45.00%
Class of warrant share	2,250,000
Subsequent Event [Member] | Acquisition Agreement [Member] | MDM Cultivation LLC [Member]
Stock issued during period, shares	2,258,382
Stock issued during period, value | $	$ 1,500,000
Warrant to purchase of common stock	11,200,000
Equity ownership percentage	45.00%
Class of warrant share	11,200,000
Class of warrant issued, share	2,250,000
Subsequent Event [Member] | Cultivation Management Services Agreement [Member] | YLK Subsidiary [Member]
Stock issued during period, shares						1,000,000
Debt instrument, term						5 years
Line of credit payment | $						$ 750,000
Paid additional facility | $						$ 600,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Conversion of common stock	500,000
Conversion of principal value | $	$ 500,000
Secured promissory note | $	$ 1,500,000
Debt instrument interest rate	8.00%
Debt instrument maturity date	Feb. 09, 2019
Subsequent Event [Member] | Securities Purchase Agreement [Member] | YLK Partners NV, LLC [Member]
Stock issued during period, shares	500,000
Stock issued during period, value | $	$ 500,000
Secured promissory note | $	$ 1,500,000
Debt instrument maturity date	Feb. 09, 2019
Subsequent Event [Member] | Drawn-Down Facility [Member] | Standby Equity Distribution Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Line of credit facility maximum amount | $			$ 25,000,000
Trading days | Integer			5
Subsequent Event [Member] | Monthly Installments [Member] | Cultivation Management Services Agreement [Member] | YLK Subsidiary [Member]
Stock issued during period, shares						1,000,000
Line of credit payment | $						$ 250,000
Subsequent Event [Member] | Warrants [Member] | Acquisition Agreement [Member] | YLK Partners NV, LLC [Member]
Warrant to purchase of common stock	5,000,000
Class of warrant share	5,000,000
Warrants exercisable value | $	$ 5,500,000
Subsequent Event [Member] | Warrants [Member] | Acquisition Agreement [Member] | MDM Cultivation LLC [Member]
Class of warrant share	2,250,000
Subsequent Event [Member] | Warrants [Member] | Acquisition Agreement [Member] | Future Farm Technologies, Inc [Member]
Equity ownership percentage	10.00%
Class of warrant issued, share	500,000
Subsequent Event [Member] | Fee Warrant [Member] | Standby Equity Distribution Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Warrant exercise price | $ / shares			$ 0.01
Warrant term			5 years
Warrant to purchase of common stock			1,000,000
Subsequent Event [Member] | Series A-Investor [Member]
Conversion of common stock											386,550
Subsequent Event [Member] | Warrants One [Member] | Securities Purchase Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	1,000,000
Warrant expiring date	May 10, 2023
Subsequent Event [Member] | Warrants One [Member] | Securities Purchase Agreement [Member] | YLK Partners NV, LLC [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	1,000,000
Subsequent Event [Member] | Warrants Two [Member] | Securities Purchase Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	2,250,000
Warrant expiring date	May 10, 2023
Debt instrument common stock per share | $ / shares	$ 1.75
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Two [Member] | Securities Purchase Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 1.75
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Two [Member] | Securities Purchase Agreement [Member] | YLK Partners NV, LLC [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	2,250,000
Debt instrument common stock per share | $ / shares	$ 1.75
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Two [Member] | Securities Purchase Agreement [Member] | YLK Partners NV, LLC [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 1.75
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Three [Member] | Securities Purchase Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	2,250,000
Warrant expiring date	May 10, 2023
Debt instrument common stock per share | $ / shares	$ 2.00
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Three [Member] | Securities Purchase Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 2.00
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Three [Member] | Securities Purchase Agreement [Member] | YLK Partners NV, LLC [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	2,250,000
Debt instrument common stock per share | $ / shares	$ 2.00
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Three [Member] | Securities Purchase Agreement [Member] | YLK Partners NV, LLC [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 2.00
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Four [Member] | Securities Purchase Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	2,000,000
Warrant expiring date	May 10, 2023
Debt instrument common stock per share | $ / shares	$ 2.50
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Four [Member] | Securities Purchase Agreement [Member] | YA II PN, Ltd. Advisors Global, LP [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 1.50
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Four [Member] | Securities Purchase Agreement [Member] | YLK Partners NV, LLC [Member]
Warrant exercise price | $ / shares	$ 1.50
Warrant to purchase of common stock	2,000,000
Debt instrument common stock per share | $ / shares	$ 2.50
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Warrants Four [Member] | Securities Purchase Agreement [Member] | YLK Partners NV, LLC [Member] | Bloomberg, LP [Member]
Warrant unexercise price per share | $ / shares	$ 0.03
Debt instrument common stock per share | $ / shares	$ 1.50
Debt instrument threshold consecutive trading days | Integer	5
Subsequent Event [Member] | Regulation D offering [Member]
Stock issued during period, shares								821,538
Stock issued during period, value | $								$ 1,068,000
Sale of stock price per share | $ / shares								$ 1.30
Subsequent Event [Member] | Mr. Forchic [Member]
Number of options granted shares vested					3,000,000
Annual salary | $					$ 162,000
Subsequent Event [Member] | Chief Operating Officer [Member]
Annual salary | $				$ 150,000
Stock issued during period, shares				1,000,000
Stock option vested				250,000
Subsequent Event [Member] | Chief Operating Officer [Member] | Signing of Employment Agreement [Member]
Stock option vested				250,000